Schedule of investments
Macquarie VIP Value Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.36%
Communication Services — 5.92%
Electronic Arts	39,636	$ 5,728,195
Walt Disney	54,600	5,389,020
		11,117,215
Consumer Discretionary — 8.86%
Genuine Parts	48,845	5,819,393
Lowe's	23,791	5,548,775
NIKE Class B	83,018	5,269,983
		16,638,151
Consumer Staples — 6.15%
Conagra Brands	219,600	5,856,732
Hershey	33,298	5,694,957
		11,551,689
Energy — 6.79%
Chevron	36,500	6,106,085
Exxon Mobil	55,800	6,636,294
		12,742,379
Financials — 18.10%
Allstate	27,314	5,655,910
Bank of America	130,100	5,429,073
Charles Schwab	79,100	6,191,948
Fidelity National Information Services	75,229	5,618,102
Travelers	22,296	5,896,400
Truist Financial	125,793	5,176,382
		33,967,815
Healthcare — 15.47%
Baxter International	170,877	5,849,120
Cigna Group	19,334	6,360,886
Hologic †	81,700	5,046,609
Johnson & Johnson	38,884	6,448,522
Merck & Co.	59,400	5,331,744
		29,036,881
Industrials — 11.83%
CSX	181,800	5,350,374
Dover	31,300	5,498,784
Jacobs Solutions	44,706	5,404,509
Northrop Grumman	11,621	5,950,068
		22,203,735
Information Technology — 17.11%
Analog Devices	26,072	5,257,940
CDW	32,093	5,143,224
Cisco Systems	94,661	5,841,530
Cognizant Technology Solutions Class A	69,610	5,325,165
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Oracle	34,705	$ 4,852,106
Teledyne Technologies †	11,423	5,685,342
		32,105,307
Materials — 2.86%
DuPont de Nemours	71,836	5,364,712
		5,364,712
Real Estate — 3.10%
Equity Residential	81,159	5,809,361
		5,809,361
Utilities — 3.17%
Duke Energy	48,762	5,947,501
		5,947,501
Total Common Stocks (cost $186,826,679)		186,484,746

Short-Term Investments — 0.71%
Money Market Mutual Funds — 0.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	333,553	333,553
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	333,553	333,553
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	333,554	333,554
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	333,554	333,554
Total Short-Term Investments (cost $1,334,214)		1,334,214

Total Value of Securities—100.07% (cost $188,160,893)		187,818,960
Liabilities Net of Receivables and Other Assets—(0.07%)		(127,561)
Net Assets Applicable to 40,159,904 Shares Outstanding—100.00%		$187,691,399
†	Non-income producing security.
NQ- IV088 [0325] 0525 (4476127)    1